UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21489

AVIEMORE FUNDS (Exact name of registrant as specified in charter)

20 Phelps Rd., Old Chatham, NY 12136 (Address of principal executive offices) (Zip code)

Paul Michael Frank 20 Phelps Rd., Old Chatham, NY 12136 (Name and address of agent for service)

Registrant's telephone number, including area code: (518) 392-5880 Date of fiscal year end: April 30 Date of reporting period: October 31, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e -1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

SEMI-ANNUAL REPORT October 31, 2008

Navigator Fund (Unaudited)

Navigator Fund Holdings by Category (as a percentage of Net Assets) (Unaudited)

PERFORMANCE INFORMATION October 31, 2008 NAV $8.28

Average annual total returns for the periods ended October 31, 2008.

			Since
	1 Year(A)	3 Year(A)	Inception(A)

Navigator Fund	-29.09%	-5.15%	-2.58%
Standard & Poor’s 500 Index(B)	-36.10%	-5.21%	-1.06%

(A)1 Year, 3 Year and Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The inception date of the Navigator Fund was May 3, 2004.
(B)The S&P 500 Index is a broad market-weighted average index dominated by blue-chip stocks and is an unmanaged group of stocks whose composition is different from the Fund.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-800-239-9136.

2008 Semi-Annual Report 1

Availability of Quarterly Schedule of Investments (Unaudited)

     The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Fund’s Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting (Unaudited)

     Aviemore Asset Management, LLC, the Fund’s Adviser, is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Adviser in fulfilling this responsibility is available without charge on the Fund’s website at www.aviemorefund.com and is also available without charge, upon request, by calling our toll free number (1-800-239-9136). It is also included in the Fund’s Statement of Additional Information, which is available on the Securities and Exchange Commission’s web-site at http://www.sec.gov.

     Information regarding how the Fund voted proxies, contained on Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling our toll free number (1-800-239-9136). This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Expense Example (Unaudited)

     Shareholders of this Fund incur ongoing operating expenses consisting solely of management fees. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with similar costs of investing in other mutual funds. The example is based on an investment of $1,000 invested in the Fund on May 1, 2008 and held through October 31, 2008.

     The first line of the table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6) and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period." The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid by a shareholder for the period. Shareholders may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	May 1, 2008 to
	May 1, 2008	October 31, 2008	October 31, 2008

Actual	$1,000.00	$710.73	$7.55

Hypothetical	$1,000.00	$1,016.38	$8.89
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

2008 Semi-Annual Report 2

Navigator Fund

		Schedule of Investments
		October 31, 2008 (Unaudited)

Shares		Market Value	% of Net Assets

EXCHANGE TRADED FUNDS AND COMMON STOCKS
Exchange Traded Funds
30,000	Consumer Staples Select Sector SPDR	$ 723,600
5,000	DIAMONDS Trust, Series 1	467,500
1,925	iShares iBoxx $ Invest Grade Corp Bond	168,726
10,000	iShares Lehman 7-10 Year Treasury	878,900
5,000	iShares Lehman TIPS Bond	461,850
10,000	iShares MSCI Switzerland Index	183,700
20,000	iShares Russell 1000 Growth Index	798,800
20,000	iShares Russell 1000 Value Index	1,060,800
20,000	Ultra Dow30 ProShares	756,000
50,000	Ultra S&P500 ProShares	1,602,000
		7,101,876	69.38%
Malt Beverages
10,000	Anheuser-Busch Companies Inc.	620,300	6.06%
National Commercial Banks
25	Kinderhook Bank Corp.	934	0.01%
Plastics, Materials, Synthetic
5,000	Rohm & Haas Co.	351,750	3.44%
Total for Exchange Traded Funds and Common Stocks		8,074,860	78.89%
	(Cost $8,769,621)
Cash Equivalents
2,017,901	First American Treasury Obligation Fund Cl Y 0.08% **	2,017,901	19.72%
	(Cost $2,017,901)
	Total Investments	10,092,761	98.61%
	(Cost $10,787,522)
	Other Assets in Excess of Liabilities	142,757	1.39%
	Net Assets	$ 10,235,518	100.00%

* Non-Income Producing Securities. ** Variable Rate Security; The Yield Rate shown represents the rate at October 31, 2008.

The accompanying notes are an integral part of these financial statements.

2008 Semi-Annual Report 3

Navigator Fund

Statement of Assets and Liabilities (Unaudited)
October 31, 2008

Assets:
Investment Securities at Market Value	$ 10,092,761
(Identified Cost - $10,787,522)
Receivables:
Securities Sold	1,353,006
Dividends and Interest	3,147
Total Assets	11,448,914
Liabilities:
Management Fees Payable	16,119
Securities Purchased	1,197,277
Total Liabilities	1,213,396

Net Assets	$ 10,235,518
Net Assets Consist of:
Paid In Capital	14,041,879
Accumulated Undistributed Net Investment Income	88,922
Realized Gain (Loss) on Investments - Net	(3,200,522)
Unrealized Appreciation (Depreciation) in Value
of Investments Based on Identified Cost	(694,761)
Net Assets, for 1,236,245 Shares Outstanding	$ 10,235,518
(Unlimited number of shares authorized)
Net Asset Value, Offering and Redemption Price
Per Share ($10,235,518/1,236,245 shares)	$ 8.28

Statement of Operations (Unaudited)
For the six months ended October 31, 2008

Investment Income:
Dividends	$ 153,083
Interest	13,390
Total Investment Income	166,473
Expenses:
Management Fees (Note 3)	123,933
Total Expenses	123,933

Net Investment Income (Loss)	42,540

Realized and Unrealized Gain (Loss) on Investments:
Realized Loss on Investments	(3,471,339)
Net Change In Unrealized Depreciation on Investments	(937,804)
Net Realized and Unrealized Gain (Loss) on Investments	(4,409,143)

Net Decrease in Net Assets from Operations	$ (4,366,603)

The accompanying notes are an integral part of these financial statements.

2008 Semi-Annual Report 4

Navigator Fund

Statements of Changes in Net Assets	(Unaudited)
	5/1/2008	5/1/2007
	to	to
	10/31/2008	4/30/2008
From Operations:
Net Investment Income	$ 42,540	$ 37,200
Net Realized Gain (Loss) on Investments	(3,471,339)	537,036
Net Change In Unrealized Appreciation (Depreciation)	(937,804)	(338,616)
Increase (Decrease) in Net Assets from Operations	(4,366,603)	235,620
From Distributions to Shareholders:
Net Investment Income	0	(22,285)
Net Realized Gain from Security Transactions	0	(51,451)
Change in Net Assets from Distributions	0	(73,736)
From Capital Share Transactions:
Proceeds From Sale of Shares	3,102,890	7,623,640
Shares Issued on Reinvestment of Dividends	0	73,736
Cost of Shares Redeemed	(2,495,013)	(2,561,198)
Net Increase from Shareholder Activity	607,877	5,136,178
Net Increase (Decrease) in Net Assets	(3,758,726)	5,298,062
Net Assets at Beginning of Period	13,994,244	8,696,182
Net Assets at End of Period (Including Accumulated Undistributed	$ 10,235,518	$ 13,994,244
Net Investment Income of $88,922 and $46,382, respectively)

Share Transactions:
Issued	272,985	663,704
Reinvested	0	6,525
Redeemed	(238,322)	(225,528)
Net Increase in Shares	34,663	444,701
Shares Outstanding, Beginning of Period	1,201,582	756,881
Shares Outstanding, End of Period	1,236,245	1,201,582

Financial Highlights	(Unaudited)
Selected data for a share outstanding throughout the period:	5/1/2008		5/1/2007	5/1/2006	5/1/2005	5/3/2004(a)
	to		to	to	to	to
	10/31/2008		4/30/2008	4/30/2007	4/30/2006	4/30/2005
Net Asset Value -
Beginning of Period	$ 11.65		$ 11.49	$ 11.56	$ 9.88	$ 10.00
Net Investment Income/(Loss) (b) (e)	0.03		0.04	0.13	(0.04)	0.01
Net Gains or Losses on Securities
(realized and unrealized)	(3.40)		0.21	0.46	1.79	(0.13)
Total from Investment Operations	(3.37)		0.25	0.59	1.75	(0.12)
Distributions (From Net Investment Income)	0.00		(0.03)	(0.07)	(0.07)	0.00
Distributions (From Capital Gains)	0.00		(0.06)	(0.59)	0.00	0.00
Total Distributions	0.00		(0.09)	(0.66)	(0.07)	0.00
Net Asset Value -
End of Period	$ 8.28		$ 11.65	$ 11.49	$ 11.56	$ 9.88
Total Return	(28.93)%	(c)	2.20%	5.21%	17.74%	(1.20)%	(c)

Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	10,236		13,994	8,696	3,413	3,078
Ratio of Expenses to Average Net Assets (f)	1.75%	(d)	1.75%	1.75%	1.75%	1.75%	(d)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.60%	(d)	0.36%	1.18%	-0.33%	0.08%	(d)
Portfolio Turnover Rate	378.29%	(c)	573.04%	404.77%	385.26%	772.71%

(a) Commencement of Operations.
(b) Per share amounts were calculated using the average shares method.
(c) Not Annualized.
(d) Annualized.
(e) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f) These ratios exclude the impact of expenses of the underlying security holdings listed in the Schedule of Investments.

The accompanying notes are an integral part of these financial statements.

2008 Semi-Annual Report 5

NOTES TO THE FINANCIAL STATEMENTS NAVIGATOR FUND

October 31, 2008 (Unaudited)

1.) ORGANIZATION

Navigator Fund (the "Fund"), is a non-diversified series of the Aviemore Funds (the "Trust"), which is registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust was organized in Ohio as a business trust on January 2, 2004, and may offer shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. At present, the Fund is the only series authorized by the Trust. Prior to January 1, 2008, Navigator Fund was named Aviemore Fund. The Fund commenced operations on May 3, 2004. The Fund’s investment adviser is Aviemore Asset Management, LLC (the “Adviser”). The Fund's investment objective is capital appreciation.

2.) SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION: Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust (the “Board”).

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust's good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The Fund adopted Financial Accounting Standards Board (“FASB”) Statement on Financial Accounting Standards (“SFAS”) No. 157 "Fair Value Measurements," effective May 1, 2008. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. In accordance with SFAS No. 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date. In the absence of a

2008 Semi-Annual Report 6

Notes to the Financial Statements (Unaudited) - continued

principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS No. 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value. The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs. The three-tier hierarchy of inputs is summarized in three levels with the highest priority given to Level 1 and the lowest priority given to Level 3: Level 1 - quoted prices in active markets for identical securities, Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in these securities. The following is a summary of the inputs used as of October 31, 2008 in valuing the Fund's assets carried at fair value:

Investments
Valuation Inputs	in Securities
Level 1- Quoted Prices	$10,092,761
Level 2- Significant Other Observable Inputs	0
Level 3- Significant Unobservable Inputs	0
Total	$10,092,761

In March 2008, FASB issued the Statement of Financial Accounting Standards No.161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

FEDERAL INCOME TAXES: The Fund’s policy is to continue to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

Effective October 31, 2007 the Fund adopted FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes”, a clarification of FASB Statement No. 109, “Accounting for Income Taxes”. FIN 48 establishes financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. FIN 48 was applied to all open tax years as of the effective date. The adoption of FIN 48 had no impact on the Fund’s net assets or results of operations.

As of and during the period ended October 31, 2008, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Fund did not incur any interest or penalties. The Fund is not subject to examination by U.S. federal tax authorities before 2005.

USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. OTHER: The Fund records security transactions based on a trade date. Dividend income

2008 Semi-Annual Report 7

Notes to the Financial Statements (Unaudited) - continued

is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. 3.) INVESTMENT ADVISORY AGREEMENT

The Fund has entered into a management agreement (the "Agreement") with the Adviser. Under the Agreement, the Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing assets of the Fund. The Adviser pays all operating expenses of the Fund, with the exception of taxes, borrowing expenses (such as (a) interest and (b) dividend expenses on securities sold short), brokerage commissions and extraordinary expenses. For its services, the Adviser receives an annual investment management fee of 1.75% of the average daily net assets of the Fund. For the six month period ended October 31, 2008, the Adviser earned management fees totaling $123,933 of which $16,119 was still due to the Adviser at October 31, 2008.

4.) INVESTMENT TRANSACTIONS

For the six month period ended October 31, 2008, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $44,133,848 and $43,502,332, respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

For Federal income tax purposes, the cost of investments owned at October 31, 2008 was $10,787,522. At October 31, 2008, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

Appreciation	(Depreciation)	Net Appreciation (Depreciation)
$74,579	($769,340)	($694,761)

5.) RELATED PARTY TRANSACTIONS

Paul Michael Frank is the control person of the Adviser and also serves as a Trustee and officer of the Fund. This individual receives benefits from the Adviser resulting from management fees paid to the Adviser by the Fund.

The Trustees who are not interested persons of the Fund received $1,750 in Trustee fees, in aggregate, from the Adviser through the six month period ended October 31, 2008.

6.) CAPITAL SHARES

The Trust is authorized to issue an unlimited number of shares. Paid in Capital at October 31, 2008 was $14,041,879, representing 1,236,245 shares outstanding.

7.) DISTRIBUTIONS TO SHAREHOLDERS

There were no distributions paid during the six month period ended October 31, 2008. The tax character of distributions for the six month period ended October 31, 2008 and the fiscal year ended April 30, 2008 were as follows:

	Six Months ended	Year ended
	October 31, 2008	April 30, 2008
Ordinary Income	$ 0	$ 22,285
Short-term Capital Gain	0	0
Long-term Capital Gain	0	51,451
	$ 0	$ 73,736

2008 Semi-Annual Report 8

Notes to the Financial Statements (Unaudited) - continued

8.) CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of October 31, 2008, Charles Schwab & Co. and National Financial, both for the benefit of their customers held, in aggregate, 46.76% and 33.26%, respectively, of the Fund shares and thus may each be deemed to control the Fund.

2008 Semi-Annual Report 9

Board of Trustees
Paul Michael Frank
Sophie DeVennish Sisler
Sharyn Finkelstein

Investment Adviser
Aviemore Asset Management, LLC

Counsel
Thompson Hine LLP

Custodian
U.S. Bank, NA

Dividend Paying Agent,
Shareholders' Servicing Agent,
Transfer Agent
Mutual Shareholder Services, LLC

Fund Administrator
Premier Fund Solutions, Inc.

Independent Registered
Public Accounting Firm
Cohen Fund Audit Services, Ltd.

This report is provided for the general information of the shareholders of the Navigator Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable.

Item 6. Schedule of Investments. Not applicable. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable.

Item 8. Portfolio Managers of Closed End Funds. Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) The Registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics. Not applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aviemore Funds

By: /s/ Paul Michael Frank Paul Michael Frank President

Date: 12/31/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Paul Michael Frank Paul Michael Frank President

Date: 12/31/2008

By:/s/ Paul Michael Frank Paul Michael Frank Chief Financial Officer

Date: 12/31/2008